Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Notes Payable [Abstract]
Schedule of Convertible Notes Payable	Convertible notes payable includes the followings:
	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
Investors	-	109,119,912	15,180,000
Total	-	109,119,912	15,180,000